UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semaphore Management LLC
Address:  320 Park Ave, 10th Floor
	  New York, NY 10022


13F File Number: 28-12780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Penberth
Title: Chief Financial Officer
Phone: 212-415-7246

Signature,                               Place,             and Date of Signing:


Robert Penberth				 New York, NY	    November 14, 2011
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  87

Form 13F Information Table Value Total:  233,695 (thousands)


List of Other Included Managers: N/A

				                     Value     Shares/  SH/ Put/ Invstmt Other              Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
ACCURIDE CORP CMN	       COM	   00439T206 986       192556	SH	 SOLE		      192556
AFFORD RESID 7.5% 08/25 CONV   CNV	   00828UAB9 3292      3200000	PRN	 SOLE		      3200000
AGCO CORP CMN	               COM	   001084102 256       7400	SH	 SOLE		      7400
AGCO CORP 1.25% 12/15/36 CONV  CNV	   001084AM4 557       500000	PRN	 SOLE		      500000
AGNICO EAGLE MINES LTD	       COM	   008474108 1065      17895	SH	 SOLE		      17895
ALEXCO RESOURCE CORP	       COM	   01535P106 559       82500	SH	 SOLE		      82500
AMAZON.COM INC CMN	       PUT	   023135106 6314      29200	SH  PUT	 SOLE		      29200
AQUA AMERICA INC CMN	       COM	   03836W103 211       9800	SH	 SOLE		      9800
ARCHER DANIELS MIDLAND 	       COM	   039483102 283       11400	SH	 SOLE		      11400
ARCHER-DANIELS 0.875% 02/14 cv CNV	   039483AW2 1493      1500000	PRN	 SOLE		      1500000
AUTONATION, INC. CMN	       PUT	   05329W102 2894      88300	SH  PUT	 SOLE		      88300
AUTOZONE, INC. CMN	       PUT	   053332102 14938     46800	SH  PUT	 SOLE		      46800
BOISE INC. CMN	               COM	   09746Y105 2547      492750	SH	 SOLE		      492750
BUFFALO WILD WINGS, INC. CMN   PUT	   119848109 2942      49200	SH  PUT	 SOLE		      49200
CAMECO CORPORATION CMN	       COM	   13321L108 3727      203472	SH	 SOLE		      203472
CHIPOTLE MEXICAN GRILL	       PUT	   169656105 8968      29600	SH  PUT	 SOLE		      29600
CLEARWATER PAPER CORP	       COM	   18538R103 695       20462	SH	 SOLE		      20462
COEUR D'ALENE MINES CORP CMN   COM	   192108504 599       27885	SH	 SOLE		      27885
COMCAST CORPORATION CL A       COM	   20030N200 220       10600	SH	 SOLE		      10600
DEERE & COMPANY CMN	       COM	   244199105 210       3250	SH	 SOLE		      3250
DENISON MINES CORP. CMN	       COM	   248356107 893       841991	SH	 SOLE		      841991
DOMTAR CORPORATION CMN CLASS   COM	   257559203 12838     188323	SH	 SOLE		      188323
ENERGY PARTNERS LTD CMN	       COM	   29270U303 1472      132940	SH	 SOLE		      132940
EXTERRAN 4.25% 06/14 CONV      CNV	   30225XAA1 1361      1500000	PRN	 SOLE		      1500000
EXTERRAN HOLDINGS, INC. CMN    COM	   30225X103 5240      539164	SH	 SOLE		      539164
FIRST MAJESTIC SILVER CORP     COM	   32076V103 730       48000	SH	 SOLE		      48000
GENERAL CABLE 0.875% 11/13 CV  CNV	   369300AD0 458       500000	PRN	 SOLE		      500000
GOLDCORP INC 2% 08/14 CONV     CNV	   380956AB8 4691      3772000	PRN	 SOLE		      3772000
GOLDCORP INC CMN	       CALL	   380956409 1666      36500	SH  CALL SOLE		      36500
GOLDCORP INC CMN	       COM	   380956409 5360      117453	SH	 SOLE		      117453
GREAT LAKES DREDGE & DOCK CORP COM	   390607109 4496      1104883	SH	 SOLE		      1104883
HELIX ENERGY SOLUTNS GROUP INC COM	   42330P107 1857      141757	SH	 SOLE		      141757
HESS CORPORATION CMN	       CALL	   42809H107 289       5500	SH  CALL SOLE		      5500
HILLTOP HOLDINGS INC CMN       COM	   432748101 5680      787750	SH	 SOLE		      787750
INGLES MARKETS INC CL-A CL A   COM	   457030104 3645      255988	SH	 SOLE		      255988
INTEL CORPORATION CMN	       COM	   458140100 294       13800	SH	 SOLE		      13800
ISHARES MSCI JAPAN INDEX MKT   ETF	   464286848 904       95612	SH	 SOLE		      95612
IVANHOE MINES LTD CMN	       COM	   46579N103 443       32400	SH	 SOLE		      32400
KINROSS GOLD CORP CMN	       CALL	   496902404 1774      120000	SH  CALL SOLE		      120000
KINROSS GOLD CORP CMN	       COM	   496902404 3026      204732	SH	 SOLE		      204732
KROGER COMPANY CMN	       COM	   501044101 222       10100	SH	 SOLE		      10100
LAKE SHORE GOLD CORP CMN       COM	   510728108 568       384530	SH	 SOLE		      384530
MARATHON PETROLEUM CORP	       COM	   56585A102 7559      279363	SH	 SOLE		      279363
MARKET VECTORS ETF GOLD MINERS CALL	   57060U100 4327      78400	SH  CALL SOLE		      78400
MARKET VECTORS ETF GOLD MINERS ETF	   57060U100 110       2000	SH	 SOLE		      2000
MARKET VECTORS JR GOLD MINERS  ETF	   57060U589 549       19500	SH	 SOLE		      19500
MASTEC INC 4.0% 06/14 CONV     CNV	   576323AL3 1708      1300000	PRN	 SOLE		      1300000
MGP INGREDIENTS INC CMN	       COM	   55302G103 192       37720	SH	 SOLE		      37720
MICROSOFT CORPORATION CMN      COM	   594918104 358       14400	SH	 SOLE		      14400
MITCHAM INDS INC CMN	       COM	   606501104 480       42814	SH	 SOLE		      42814
MURPHY OIL CORPORATION CMN     COM	   626717102 1523      34487	SH	 SOLE		      34487
N V R INC CMN	               COM	   62944T105 9754      16149	SH	 SOLE		      16149
NATURAL GAS SERVICES GROUP     COM	   63886Q109 374       29200	SH	 SOLE		      29200
NEVADA GOLD & CASINO INC CMN   COM	   64126Q206 816       466458	SH	 SOLE		      466458
NEW FRONTIER MEDIA INC CMN     COM	   644398109 35	       31074	SH	 SOLE		      31074
NEWMONT MINING CORPORATION     CALL	   651639106 3053      48500	SH  CALL SOLE		      48500
NEWMONT MINING CORPORATION     COM	   651639106 6489      103088	SH	 SOLE		      103088
NEWMONT USA 1.625% 07/17 CONV  CNV	   651639AJ5 3137      2098000	PRN	 SOLE		      2098000
NEWPARK RES 4% 10/17 CONV      CNV	   651718AC2 1265      1375000	PRN	 SOLE		      1375000
NEXEN INC. CMN	               COM	   65334H102 158       10200	SH	 SOLE		      10200
NOVAGOLD RESOURCES INC. CMN    COM	   66987E206 1252      194300	SH	 SOLE		      194300
OWENS-ILLINOIS INC CMN	       COM	   690768403 371       24495	SH	 SOLE		      24495
PAN AMERICAN SILVER CORP       COM	   697900108 3925      146626	SH	 SOLE		      146626
PENFORD CORPORATION CMN	       COM	   707051108 76	       15019	SH	 SOLE		      15019
PETROLEO BRASILEIRO S.A.  ADR  CALL	   71654V408 1953      87000	SH  CALL SOLE		      87000
PETROLEO BRASILEIRO S.A.  ADR  COM	   71654V101 208       10000	SH	 SOLE		      10000
POWERSHARES QQQ ETF INDEX      PUT	   73935A104 5774      110000	SH  PUT	 SOLE		      110000
QLT INC. CMN	               COM	   746927102 782       106869	SH	 SOLE		      106869
ROYAL DUTCH SHELL PLC ADR      COM	   780259206 479       7803	SH	 SOLE		      7803
SALESFORCE.COM, INC CMN	       PUT	   79466L302 1371      12000	SH  PUT	 SOLE		      12000
SEACOR HOLDINGS INC. CMN       COM	   811904101 9688      120787	SH	 SOLE		      120787
SIMON PROPERTY GROUP INC CMN   PUT	   828806109 7644      69500	SH  PUT	 SOLE		      69500
SPDR S&P RETAIL ETF ETF	       PUT	   78464A714 5477      118500	SH  PUT	 SOLE		      118500
SPROTT RESOURCE LENDING CORP   COM	   85207J100 291       234373	SH	 SOLE		      234373
STATOILHYDRO ASA ADR 	       COM	   85771P102 284       13200	SH	 SOLE		      13200
SUNCOKE ENERGY INC CMN	       COM	   86722A103 3415      310479	SH	 SOLE		      310479
SUNCOR ENERGY INC. CMN	       COM	   867224107 3533      138878	SH	 SOLE		      138878
SUNOCO INC CMN	               CALL	   86764P109 5761      185800	SH  CALL SOLE		      185800
SUNOCO INC CMN	               COM	   86764P109 14100     454698	SH	 SOLE		      454698
SUSSER HLDGS CORP CMN	       COM	   869233106 3208      160988	SH	 SOLE		      160988
TECK RESOURCES LTD CMN CL B    COM	   878742204 612       21000	SH	 SOLE		      21000
TEREX CORP (NEW) CMN	       COM	   880779103 110       10700	SH	 SOLE		      10700
TETRA TECHNOLOGIES INC 	       COM	   88162F105 639       82800	SH	 SOLE		      82800
THE MOSAIC COMPANY CMN	       COM	   61945C103 515       10500	SH	 SOLE		      10500
VERSO PAPER CORP. CMN	       COM	   92531L108 113       67793	SH	 SOLE		      67793
VF CORP CMN	               PUT	   918204108 9284      76400	SH  PUT	 SOLE		      76400
WALGREEN CO. CMN	       COM	   931422109 280       8500	SH	 SOLE		      8500